Note 20 - Inventories	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of inventories [text block]
20	Inventories

	2022	2021

Consumable stores	19,155	21,516
Gold in progress and Ore stock-pile	689	243
Provision for obsolete stock	(1,510)	(947)
	18,334	20,812

Write-down of inventories amounted to $563 (2021: $Nil) largely on decommissioned drill rig and related spares. These were recognised as expenses and included as Production costs in the statement of profit or loss and other comprehensive income.